Earnings Per Share - Computation (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerator:
Net (loss) income attributable to IGT PLC	$ (75,574)	$ 86,162	$ 201,605
Denominator:
Weighted average shares, basic	192,398	173,792	173,315
Incremental shares under stock based compensation plans		698	329
Weighted average shares, diluted	192,398	174,490	173,644
Basic earnings (loss) per share attributable to IGT (in dollars per share)	$ (0.39)	$ 0.50	$ 1.16
Diluted earnings (loss) per share attributable to IGT (in dollars per share)	$ (0.39)	$ 0.49	$ 1.16